NATURE OF BUSINESS	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
NATURE OF BUSINESS

1. NATURE OF BUSINESS

The Real Brokerage Inc. (“Real” or the “Company”) is a growing real estate technology company that operates across all 50 U.S. states, the District of Columbia, and four Canadian provinces. As a licensed real estate brokerage, the Company’s revenue is generated primarily by processing real estate transactions which entitle us to commissions. The Company pays a portion of its commission revenue to real estate agents who are affiliated with the Company. Unlike traditional brokerages, who rely on physical offices for service delivery, Real operates as a fully digital brokerage, providing agents with reZEN, our proprietary transaction management and brokerage operations software. The Company’s vision is to transform home buying under the guidance of an agent through an integrated consumer technology product, while growing its ancillary services, including mortgage broker, title and fintech services.

The consolidated operations of Real include the subsidiaries of Real, including those involved in the brokerage, title, mortgage broker and wallet operations.